<?xml version="1.0" encoding="UTF-8"?>
<edgarSubmission xmlns="http://www.sec.gov/edgar/ta/taonefiler">
  <schemaVersion>X0405</schemaVersion>
  <headerData>
    <submissionType>TA-1/A</submissionType>
    <filerInfo>
      <filer>
        <filerCredentials>
          <cik>0000275143</cik>
          <ccc>XXXXXXXX</ccc>
        </filerCredentials>
        <fileNumber>084-00896</fileNumber>
      </filer>
      <flags>
        <returnCopyFlag>true</returnCopyFlag>
      </flags>
      <liveTestFlag>LIVE</liveTestFlag>
    </filerInfo>
  </headerData>
  <formData>
    <registrant>
      <regulatoryAgency>SEC</regulatoryAgency>
      <entityName>DST ASSET MANAGER SOLUTIONS, INC./TA</entityName>
      <previousEntityName>BOSTON FINANCIAL DATA SERVICES, INC. /TA</previousEntityName>
      <finsNumber>401588</finsNumber>
      <principalOfficeAddress>
        <street1>2000 Crown Colony Drive</street1>
        <city>Quincy</city>
        <stateOrCountry>MA</stateOrCountry>
        <zipCode>02169</zipCode>
      </principalOfficeAddress>
      <differentMailingAddress>N</differentMailingAddress>
      <telephoneNumber>617-483-5000</telephoneNumber>
      <conductBusinessInOtherLocations>Y</conductBusinessInOtherLocations>
      <otherBusinessLocation>
        <street1>30 Dan Road</street1>
        <city>Canton</city>
        <stateOrCountry>MA</stateOrCountry>
        <zipCode>02021</zipCode>
      </otherBusinessLocation>
      <otherBusinessLocation>
        <street1>2000 Bluffs Drive</street1>
        <city>Lawrence</city>
        <stateOrCountry>KS</stateOrCountry>
        <zipCode>66044</zipCode>
      </otherBusinessLocation>
      <otherBusinessLocation>
        <street1>12 Water Street</street1>
        <city>Rockland</city>
        <stateOrCountry>ME</stateOrCountry>
        <zipCode>04841</zipCode>
      </otherBusinessLocation>
      <selfTransferAgent>N</selfTransferAgent>
      <engagedServiceCompany>Y</engagedServiceCompany>
      <serviceCompany>
        <entityName>DST Systems, Inc.</entityName>
        <fileNumber>084-00448</fileNumber>
        <serviceCompanyAddress>
          <street1>333 W. 11th Street</street1>
          <city>Kansas City</city>
          <stateOrCountry>MO</stateOrCountry>
          <zipCode>64105</zipCode>
        </serviceCompanyAddress>
      </serviceCompany>
      <serviceCompany>
        <entityName>National Financial Data Services, Inc.</entityName>
        <fileNumber>084-01078</fileNumber>
        <serviceCompanyAddress>
          <street1>330 W. 9th Street</street1>
          <city>Kansas City</city>
          <stateOrCountry>MO</stateOrCountry>
          <zipCode>64105</zipCode>
        </serviceCompanyAddress>
      </serviceCompany>
      <engagedAsServiceCompany>Y</engagedAsServiceCompany>
      <asServiceCompany>
        <entityName>State Street Bank and Trust Company</entityName>
        <fileNumber>085-05003</fileNumber>
        <asServiceCompanyAddress>
          <street1>One Lincoln Street</street1>
          <city>Boston</city>
          <stateOrCountry>MA</stateOrCountry>
          <zipCode>02111-2900</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>DST Systems, Inc.</entityName>
        <fileNumber>084-00448</fileNumber>
        <asServiceCompanyAddress>
          <street1>333 W. 11th Street</street1>
          <city>Kansas City</city>
          <stateOrCountry>MO</stateOrCountry>
          <zipCode>64105</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>NYLIM Service Company LLC</entityName>
        <fileNumber>084-05844</fileNumber>
        <asServiceCompanyAddress>
          <street1>30 Hudson Street</street1>
          <city>Jersey City</city>
          <stateOrCountry>NJ</stateOrCountry>
          <zipCode>07302</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>Columbia Management Investment Services Corp.</entityName>
        <fileNumber>084-05685</fileNumber>
        <asServiceCompanyAddress>
          <street1>225 Franklin Street</street1>
          <street2>25th Floor</street2>
          <city>Boston</city>
          <stateOrCountry>MA</stateOrCountry>
          <zipCode>02110</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>Principal Shareholder Services, Inc.</entityName>
        <fileNumber>084-05657</fileNumber>
        <asServiceCompanyAddress>
          <street1>620 COOLIDGE DR</street1>
          <street2>SUITE 300</street2>
          <city>FOLSOM</city>
          <stateOrCountry>CA</stateOrCountry>
          <zipCode>95630-3183</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>MFS Service Center, Inc.</entityName>
        <fileNumber>084-01316</fileNumber>
        <asServiceCompanyAddress>
          <street1>111 HUNTINGTON AVENUE</street1>
          <city>BOSTON</city>
          <stateOrCountry>MA</stateOrCountry>
          <zipCode>02199</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>Transamerica Fund Services, Inc.</entityName>
        <fileNumber>084-06130</fileNumber>
        <asServiceCompanyAddress>
          <street1>1801 California Street Suite 5200</street1>
          <city>Denver</city>
          <stateOrCountry>CO</stateOrCountry>
          <zipCode>80202</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>John Hancock Signature Services, Inc.</entityName>
        <fileNumber>084-01885</fileNumber>
        <asServiceCompanyAddress>
          <street1>380 Stuart Street</street1>
          <city>Boston</city>
          <stateOrCountry>MA</stateOrCountry>
          <zipCode>02116</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>Hartford Administrative Services Company</entityName>
        <fileNumber>084-00353</fileNumber>
        <asServiceCompanyAddress>
          <street1>100 MATSONFORD ROAD</street1>
          <street2>SUITE 300</street2>
          <city>RADNOR</city>
          <stateOrCountry>PA</stateOrCountry>
          <zipCode>19087</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>Citibank, N.A.</entityName>
        <fileNumber>085-10232</fileNumber>
        <asServiceCompanyAddress>
          <street1>388 Granite Street</street1>
          <city>New York</city>
          <stateOrCountry>NY</stateOrCountry>
          <zipCode>10013</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>Sentinel Administrative Services, Inc.</entityName>
        <fileNumber>084-06175</fileNumber>
        <asServiceCompanyAddress>
          <street1>One National Life Drive</street1>
          <city>Montpelier</city>
          <stateOrCountry>VT</stateOrCountry>
          <zipCode>05604</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
      <asServiceCompany>
        <entityName>Virtus Fund Services, LLC</entityName>
        <fileNumber>084-06485</fileNumber>
        <asServiceCompanyAddress>
          <street1>101 MUNSON STREET</street1>
          <street2>SUITE 104</street2>
          <city>GREENFIELD</city>
          <stateOrCountry>MA</stateOrCountry>
          <zipCode>01301</zipCode>
        </asServiceCompanyAddress>
      </asServiceCompany>
    </registrant>
    <independentRegistrant>
      <registrantType>Corporation</registrantType>
      <corporationPartnershipData>
        <entityName>DST Systems, Inc.</entityName>
        <relationshipStartDate>09/05/1973</relationshipStartDate>
        <titleOrStatus>Co-shareholder</titleOrStatus>
        <ownershipCode>B</ownershipCode>
        <controlPerson>true</controlPerson>
      </corporationPartnershipData>
      <corporationPartnershipData>
        <entityName>West Side Investment Management, Inc.</entityName>
        <relationshipStartDate>03/30/2017</relationshipStartDate>
        <titleOrStatus>Co-shareholder</titleOrStatus>
        <ownershipCode>E</ownershipCode>
        <controlPerson>true</controlPerson>
      </corporationPartnershipData>
      <corporationPartnershipData>
        <entityName>Terrence Lester Metzger</entityName>
        <relationshipStartDate>01/01/2004</relationshipStartDate>
        <titleOrStatus>President</titleOrStatus>
        <ownershipCode>NA</ownershipCode>
        <controlPerson>true</controlPerson>
      </corporationPartnershipData>
      <corporationPartnershipData>
        <entityName>Edmond Joseph Burke</entityName>
        <relationshipStartDate>03/26/2013</relationshipStartDate>
        <titleOrStatus>Director</titleOrStatus>
        <ownershipCode>NA</ownershipCode>
        <controlPerson>true</controlPerson>
      </corporationPartnershipData>
      <corporationPartnershipData>
        <entityName>Craig Barnes Hollis</entityName>
        <relationshipStartDate>02/28/2014</relationshipStartDate>
        <titleOrStatus>Head of Compliance</titleOrStatus>
        <ownershipCode>NA</ownershipCode>
      </corporationPartnershipData>
      <corporationPartnershipData>
        <entityName>Patricia Louise Crockan</entityName>
        <relationshipStartDate>07/10/2015</relationshipStartDate>
        <titleOrStatus>Chief Operations Officer</titleOrStatus>
        <ownershipCode>NA</ownershipCode>
      </corporationPartnershipData>
      <corporationPartnershipData>
        <entityName>Vercie Leeroy Lark</entityName>
        <relationshipStartDate>03/30/2017</relationshipStartDate>
        <titleOrStatus>Director and Chairman</titleOrStatus>
        <ownershipCode>NA</ownershipCode>
        <controlPerson>true</controlPerson>
      </corporationPartnershipData>
      <corporationPartnershipData>
        <entityName>Gregg William Givens</entityName>
        <relationshipStartDate>03/30/2017</relationshipStartDate>
        <titleOrStatus>Director and Treasurer</titleOrStatus>
        <ownershipCode>NA</ownershipCode>
        <controlPerson>true</controlPerson>
      </corporationPartnershipData>
      <corporationPartnershipData>
        <entityName>Randall Dewey Young</entityName>
        <relationshipStartDate>05/01/2017</relationshipStartDate>
        <titleOrStatus>Chief Legal Officer and Secretary</titleOrStatus>
        <ownershipCode>NA</ownershipCode>
      </corporationPartnershipData>
      <corporationPartnershipData>
        <entityName>Timothy William Bahr</entityName>
        <relationshipStartDate>03/30/2017</relationshipStartDate>
        <titleOrStatus>Director</titleOrStatus>
        <ownershipCode>NA</ownershipCode>
        <controlPerson>true</controlPerson>
      </corporationPartnershipData>
      <corporationPartnershipData>
        <entityName>Douglas Wayne Fleming</entityName>
        <relationshipStartDate>03/27/2017</relationshipStartDate>
        <titleOrStatus>Director</titleOrStatus>
        <ownershipCode>NA</ownershipCode>
        <controlPerson>true</controlPerson>
      </corporationPartnershipData>
      <otherControlManagement>
        <otherEntity>N</otherEntity>
      </otherControlManagement>
      <otherControlFinance>
        <otherEntity>N</otherEntity>
      </otherControlFinance>
    </independentRegistrant>
    <disciplinaryHistory>
      <felonyOrMisdemeanor>
        <involved>N</involved>
      </felonyOrMisdemeanor>
      <otherFelony>
        <involved>N</involved>
      </otherFelony>
      <enjoinedInvestmentRelatedActivity>
        <involved>N</involved>
      </enjoinedInvestmentRelatedActivity>
      <violationOfInvestmentRelatedRegulation>
        <involved>N</involved>
      </violationOfInvestmentRelatedRegulation>
      <falseStatementOrOmission>
        <involved>N</involved>
      </falseStatementOrOmission>
      <violationOfRegulations>
        <involved>N</involved>
      </violationOfRegulations>
      <authorizationDeniedOrSuspended>
        <involved>N</involved>
      </authorizationDeniedOrSuspended>
      <registrationDeniedOrSuspended>
        <involved>N</involved>
      </registrationDeniedOrSuspended>
      <federalOrStateRegulatoryAgency>
        <fsrFalseStatementOrOmission>
          <involved>N</involved>
        </fsrFalseStatementOrOmission>
        <fsrViolationOfInvestmentRelatedRegulation>
          <involved>N</involved>
        </fsrViolationOfInvestmentRelatedRegulation>
        <fsrAuthorizationDeniedOrSuspended>
          <involved>N</involved>
        </fsrAuthorizationDeniedOrSuspended>
        <fsrFoundOrderAgainstApplicant>
          <involved>N</involved>
        </fsrFoundOrderAgainstApplicant>
        <fsrRegistrationDeniedOrSuspended>
          <involved>N</involved>
        </fsrRegistrationDeniedOrSuspended>
        <fsrRevokedSuspendedLicense>
          <involved>N</involved>
        </fsrRevokedSuspendedLicense>
      </federalOrStateRegulatoryAgency>
      <selfRegulatoryAgency>
        <sraFalseStatementOrOmission>
          <involved>N</involved>
        </sraFalseStatementOrOmission>
        <sraViolationOfRules>
          <involved>N</involved>
        </sraViolationOfRules>
        <sraAuthorizationDeniedOrSuspended>
          <involved>N</involved>
        </sraAuthorizationDeniedOrSuspended>
        <sraRevokedSuspendedLicense>
          <involved>N</involved>
        </sraRevokedSuspendedLicense>
      </selfRegulatoryAgency>
      <foreignAgency>
        <involved>N</involved>
      </foreignAgency>
      <subjectOfProceedings>
        <involved>N</involved>
      </subjectOfProceedings>
      <revokedBond>
        <involved>N</involved>
      </revokedBond>
      <unsatisfiedJudgementsOrLiens>
        <involved>N</involved>
      </unsatisfiedJudgementsOrLiens>
    </disciplinaryHistory>
    <signature>
      <signatureName>Craig B. Hollis</signatureName>
      <signaturePhoneNumber>617-483-8812</signaturePhoneNumber>
      <signatureTitle>Head of Compliance</signatureTitle>
      <signatureDate>12/29/2017</signatureDate>
    </signature>
  </formData>
</edgarSubmission>